Details of Income Statement Items (Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Selling, transport and marketing expenses
Land and marine transportation	$ 792	$ 742	$ 515
Cost of labor	188	171	134
Other	201	154	117
Selling, transport and marketing expenses	1,181	1,067	766
General and administrative expenses
Cost of labor	168	166	136
Professional Services	44	44	32
Other	79	66	64
General and administrative expenses	291	276	232
Research and development expenses
Cost of labor	55	52	40
Other	13	12	14
Research and development expenses	$ 68	$ 64	$ 54